Note 43 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Reversal of impairment loss recognised in profit or loss, property, plant and equipment including right-of-use assets	€ 0	€ (45)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	4	11
Impairment or reversal of impairment on other non financial assets	0	5
Impairment or reversal of impairment on non financial assets	€ 5	€ (30)